Remuneration of key management personnel (Details) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) employee	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Fixed remuneration	$ 6,219	$ 5,889	$ 5,894
Variable remuneration	3,061	4,898	4,492
Contributions to pension plans and insurance policies	281	321	299
Share-based compensation	1,504	3,939	7,402
Termination benefits		281	262
Other remuneration	19	19	18
Total	$ 11,084	15,347	18,367
Number of key management personnel | employee	12			14
Key management personnel
Disclosure of transactions between related parties [line items]
Loans and advances granted		$ 0	$ 0	$ 0	$ 0